Schedule of Investments (unaudited) July 31, 2019	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Lockheed Martin Corp.	519,880	$188,284,940

Automobiles — 4.4%
Ford Motor Co.	44,210,012	421,321,414
General Motors Co.	5,520,119	222,681,600
Harley-Davidson Inc.	3,327,220	119,047,932

		763,050,946

Banks — 7.1%
Bank of Hawaii Corp.	883,509	75,319,142
BB&T Corp.	3,482,619	179,459,357
FNB Corp.	7,022,208	84,617,607
Huntington Bancshares Inc./OH	15,357,575	218,845,444
KeyCorp.	12,617,524	231,783,916
PacWest Bancorp.	2,603,003	100,554,006
People’s United Financial Inc.	8,096,905	132,951,180
Trustmark Corp.	1,430,971	50,856,709
United Bankshares Inc./WV	2,206,535	82,943,651
Valley National Bancorp.	7,026,989	78,421,197

		1,235,752,209

Beverages — 1.3%
Coca-Cola Co. (The)	4,304,877	226,565,676

Capital Markets — 2.4%
Federated Investors Inc., Class B	2,002,089	69,572,593
Invesco Ltd.	8,703,449	167,019,186
Janus Henderson Group PLC	3,569,508	71,640,026
Lazard Ltd., Class A	2,797,526	108,292,231

		416,524,036

Chemicals — 3.4%
CF Industries Holdings Inc.	3,822,091	189,422,830
Huntsman Corp.	4,608,256	94,699,661
LyondellBasell Industries NV, Class A	2,905,305	243,144,975
Olin Corp.	3,726,840	74,797,679

		602,065,145

Containers & Packaging — 4.2%
International Paper Co.	5,263,350	231,113,698
Packaging Corp. of America	1,850,447	186,839,634
Sonoco Products Co.	2,082,916	125,037,447
Westrock Co.	5,257,131	189,519,573

		732,510,352

Distributors — 0.8%
Genuine Parts Co.	1,442,076	140,054,421

Diversified Consumer Services — 0.7%
H&R Block Inc.	4,433,362	122,759,794

Diversified Telecommunication Services — 5.3%
AT&T Inc.	12,192,278	415,147,066
CenturyLink Inc.	22,804,754	275,709,476
Verizon Communications Inc.	4,216,084	233,022,962

		923,879,504

Electric Utilities — 14.5%
Alliant Energy Corp.	3,729,660	184,767,356
American Electric Power Co. Inc.	2,253,334	197,865,258
Edison International	3,674,277	273,880,608
Entergy Corp.	2,348,139	248,010,441
Eversource Energy	2,460,724	186,670,523
Exelon Corp.	3,416,353	153,940,866

Security	Shares	Value

Electric Utilities (continued)
FirstEnergy Corp.	5,078,840	$223,316,595
IDACORP Inc.	1,055,989	107,774,237
NextEra Energy Inc.	787,322	163,109,499
OGE Energy Corp.	4,253,755	182,698,777
Pinnacle West Capital Corp.	1,880,814	171,567,853
PPL Corp.	8,787,809	260,382,781
Xcel Energy Inc.	2,971,959	177,158,476

		2,531,143,270

Electrical Equipment — 2.0%
Eaton Corp. PLC	2,438,474	200,418,178
Emerson Electric Co.	2,355,363	152,815,951

		353,234,129

Energy Equipment & Services — 0.6%
Helmerich & Payne Inc.	2,292,902	113,911,371

Entertainment — 0.5%
Cinemark Holdings Inc.	2,154,134	85,993,029

Food Products — 1.5%
General Mills Inc.	4,925,795	261,608,972

Gas Utilities — 0.5%
New Jersey Resources Corp.	1,847,497	92,134,675

Hotels, Restaurants & Leisure — 1.9%
Darden Restaurants Inc.	1,354,441	164,645,848
McDonald’s Corp.	768,761	161,993,318

		326,639,166

Household Durables — 2.1%
Garmin Ltd.	1,676,615	131,765,173
Leggett & Platt Inc.	2,763,483	110,456,416
Newell Brands Inc.	9,336,439	132,484,069

		374,705,658

Household Products — 1.3%
Kimberly-Clark Corp.	1,683,661	228,388,615

Insurance — 4.7%
Cincinnati Financial Corp.	1,687,693	181,140,090
Old Republic International Corp.	6,066,200	138,370,022
Principal Financial Group Inc.	4,465,292	259,165,548
Prudential Financial Inc.	2,422,818	245,455,691

		824,131,351

IT Services — 2.7%
International Business Machines Corp.	1,840,223	272,794,658
Western Union Co. (The)	9,167,878	192,525,438

		465,320,096

Machinery — 0.8%
Caterpillar Inc.	1,029,985	135,618,125

Media — 1.3%
Interpublic Group of Companies Inc. (The)	8,141,490	186,602,951
Meredith Corp.	843,486	46,273,642

		232,876,593

Multi-Utilities — 10.2%
Avista Corp.	1,392,963	64,118,087
Black Hills Corp.	1,116,967	88,407,938
CenterPoint Energy Inc.	7,028,204	203,888,198
CMS Energy Corp.	2,886,116	168,029,673
Dominion Energy Inc.	3,621,777	269,061,813
DTE Energy Co.	1,385,988	176,172,935

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
NiSource Inc.	6,073,178	$180,312,655
NorthWestern Corp.	1,047,500	73,241,200
Public Service Enterprise Group Inc.	2,995,952	171,218,657
Sempra Energy	1,472,716	199,449,928
WEC Energy Group Inc.	2,242,019	191,602,944

		1,785,504,028

Multiline Retail — 3.0%
Kohl’s Corp.	2,861,061	154,096,746
Macy’s Inc.	6,663,580	151,463,173
Target Corp.	2,540,938	219,537,043

		525,096,962

Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.	1,786,621	219,950,911
Exxon Mobil Corp.	2,902,514	215,830,941
HollyFrontier Corp.	2,826,619	140,680,828
Occidental Petroleum Corp.	3,950,832	202,914,731
ONEOK Inc.	4,536,251	317,900,470
Valero Energy Corp.	3,008,319	256,459,195

		1,353,737,076

Paper & Forest Products — 0.3%
Domtar Corp.	1,329,171	56,423,309

Personal Products — 0.3%
Nu Skin Enterprises Inc., Class A	1,208,210	48,304,236

Pharmaceuticals — 1.8%
Merck & Co. Inc.	1,857,998	154,195,254
Pfizer Inc.	4,399,774	170,887,222

		325,082,476

Semiconductors & Semiconductor Equipment — 2.7%
Intel Corp.	2,491,224	125,931,373
QUALCOMM Inc.	4,699,671	343,827,931

		469,759,304

Specialty Retail — 1.2%
Gap Inc. (The)	4,289,959	83,654,201

Security	Shares	Value

Specialty Retail (continued)
L Brands Inc.	4,723,377	$122,571,633

		206,225,834

Technology Hardware, Storage & Peripherals — 2.9%
Seagate Technology PLC	5,509,181	255,130,172
Western Digital Corp.	4,581,341	246,888,467

		502,018,639

Thrifts & Mortgage Finance — 0.7%
New York Community Bancorp. Inc.	10,413,603	120,068,843

Tobacco — 3.3%
Altria Group Inc.	6,192,172	291,465,536
Philip Morris International Inc.	3,341,815	279,409,152

		570,874,688

Trading Companies & Distributors — 0.6%
Watsco Inc.	675,959	109,924,453

Total Common Stocks — 99.8% (Cost: $15,829,762,240)		17,450,171,921

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(a)(b)	50,851,000	50,851,000

Total Short-Term Investments — 0.3% (Cost: $50,851,000)		50,851,000

Total Investments in Securities — 100.1% (Cost: $15,880,613,240)		17,501,022,921

Other Assets, Less Liabilities — (0.1)%		(23,385,559)

Net Assets — 100.0%		$17,477,637,362

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	51,657,220	(806,220)	50,851,000	$50,851,000	$170,959	$—	$—

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	156	09/20/19	$23,262	$747,884

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Select Dividend ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$17,450,171,921	$—	$—	$17,450,171,921
Money Market Funds	50,851,000	—	—	50,851,000

	$17,501,022,921	$—	$—	$17,501,022,921

Derivative financial instruments(a)
Assets
Futures Contracts	$747,884	$—	$—	$747,884

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

3